Other operating expense - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Impairment loss on trade receivables	$ 1,020	$ 12,760
Impairment recovery on impairment loss allowance	300	0
Restructuring and related costs	22,963	17,046
Provisions made during year	$ 25,602	24,925
Prepaid expenses		$ 2,340